Consolidated Balance Sheets (FY) (Parenthetical) - $ / shares	Sep. 30, 2018	May 17, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Preferred stock, par value (USD per share)	$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized (shares)	10,000,000		10,000,000	10,000,000
Preferred stock, issued (shares)	0		0	0
Preferred stock, outstanding (shares)	0		0	0
Common stock, par value (USD per share)	$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized (shares)	60,000,000	60,000,000	30,000,000	30,000,000
Common stock, issued (shares)	28,138,565		15,217,231	7,733,205
Common stock, outstanding (shares)	28,138,565		15,217,231	7,733,205